OTHER OPERATING AND NON-OPERATING INCOME (Details) - USD ($) $ in Millions		1 Months Ended
	Mar. 22, 2023	Jan. 26, 2022
Component of Other Income (Expense) [Line Items]
Proceeds from insurance settlement, operating activities		$ 4.4
Golar Seal | Discontinued Operations, Disposed of by Sale | Golar Seal
Component of Other Income (Expense) [Line Items]
Disposal group, including discontinued operation, consideration	$ 184.3
Gain (loss) on disposition of assets	$ 42.5